DEBT (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2014	Jul. 31, 2014	Dec. 31, 2011	Jun. 30, 2012
Debt Instrument [Line Items]
Interest expense	$ (2,635)	$ 52,361	$ 242,430	$ 109,064
Financing And Security Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							1,790,000
Total gross cash proceeds under equity financing agreement required as of March 31, 2014					2,000,000
Total gross cash proceeds under equity financing agreement required as of June 30, 2014					4,000,000
Amended date of when the gross proceeds under the equity financing agreement must be raised	Aug. 01, 2014
Monthly minimum unrestricted cash balance required by bank as part of loan and security agreement	300,000
Number of shares callable from warrants	41,659		41,659				41,659	41,659
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					750,000
Accrued interest						41,500
Shares issued in conversion of convertible promissory notes						3,230,869
Interest per annum					12.00%
Maturity date					Jul. 31, 2015
Conversion price					$ 0.27
Debt discount					140,779	103,846
Fair value of warrants					140,779
Adjusted conversion price					$ 0.22
Estimated fair value of Company's common stock per share					$ 0.27
Interest expense	21,644		177,712
Beneficial conversion amount	281,558
Term Loanb [Member]
Debt Instrument [Line Items]
Equity financing milestone							2,000,000
Square One Bank [Member]
Debt Instrument [Line Items]
Number of shares callable from warrants	66,574		66,574
Fair value of warrants	$ 7,292		$ 10,169	$ 7,536
Square One Bank [Member] | Financing And Security Agreement [Member]
Debt Instrument [Line Items]
Number of shares callable from warrants			66,574